Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) - Aircraft	Dec. 31, 2020	Dec. 31, 2019
Disclosure of voluntary change in accounting policy [line items]
Salvage value assets rate	15.00%
Air crafts held for sale		14
Boeing 737-700 [member]
Disclosure of voluntary change in accounting policy [line items]
Air crafts held for sale	14